TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

13.TAXATION

	2023	2022	2021
Current tax:	$’000	$’000	$’000

Current tax recovery on loss for the year	—	(11,731)	10,979
Total current tax	—	(11,731)	10,979

	2023	2022	2021
Deferred tax:	$’000	$’000	$’000

Origination and reversal of temporary differences	—	—	340
Total deferred tax liability	—	—	340
Total tax credit	—	(11,731)	11,319

No deferred tax has been recognised on the losses brought forward and carried forward on the UK, Canada and US losses given the uncertainty on the generation of future profits.

Income tax expense

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2023
	$’000	2022	2021
	(Restated, Note 2)	$’000	$’000
Profit (loss) before taxation	(34,637)	(240,692)	50,393
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	(8,669)	(60,172)	12,598

Effect of expenses not deductible in determining taxable profit	851	32,662	2,366
Temporary differences	5,841	8,701	(5,156)
Other tax adjustments	18	254	(182)
Origination and reversal of temporary differences	—	(1,023)	1,101
Unutilised tax losses carried forward	1,959	7,847	592
Taxation charge in the financial statements	—	(11,731)	11,319

The group has tax losses available to be carried forward and used against trading profits arising in future periods of approximately $136,000,000 (2022-$87,000,000).

The weighted average applicable tax rate was 25% (2022: 25%).

A tax authority may disagree with tax positions that we have taken, which could result in increased tax liabilities. For example, His Majesty’s Revenue & Customs (“HMRC”), the IRS or another tax authority could challenge our allocation of income by tax jurisdiction and the amounts paid between our affiliated companies pursuant to our intercompany arrangements and transfer pricing policies, including amounts paid with respect to our intellectual property development. Similarly, a tax authority could assert that we are subject to tax in a jurisdiction where we believe we have not established a taxable connection and such an assertion, if successful, could increase our expected tax liability in one or more jurisdictions.